Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] kr in Millions	Dec. 31, 2022 SEK (kr)
Discount rate | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	kr 5.9
Discount rate +0.5%	(5.2)
Discount rate | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.3
Discount rate +0.5%	(0.2)
Discount rate | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.9
Discount rate +0.5%	(0.8)
Actuarial assumption of expected rates of inflation [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(4.1)
Discount rate +0.5%	7.0
Actuarial assumption of expected rates of inflation [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.0
Discount rate +0.5%	0.0
Actuarial assumption of expected rates of inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.6)
Discount rate +0.5%	0.6
Actuarial assumption of expected rates of salary increases [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(1.8)
Discount rate +0.5%	1.9
Actuarial assumption of expected rates of salary increases [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.0
Discount rate +0.5%	0.0
Actuarial assumption of expected rates of salary increases [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.0
Discount rate +0.5%	0.0
Longevity | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(2.4)
Discount rate +0.5%	2.4
Longevity | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.1)
Discount rate +0.5%	0.1
Longevity | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.3)
Discount rate +0.5%	kr 0.3